Shareholders' capital - Fair Value of Share Options Granted (Detail)	6 Months Ended
Jun. 30, 2023 $ / shares
Equity [Abstract]
Risk-free interest rate	3.40%
Expected volatility	27.00%
Expected dividend yield	8.60%
Expected life	5 years 6 months
Weighted average grant date fair value per option (in USD per share)	$ 1.04